MANNING & NAPIER FUND, INC.

(the “Fund”)

Unconstrained Bond Series (Class I, Class S, Class W and Z) (the “Series”)

Supplement dated July 15, 2025 to:

•	the Summary Prospectus for the Series dated March 1, 2025 (the “Summary Prospectus”); and
•	the Prospectus for the Series dated March 1, 2025 (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective July 15, 2025 (the “Effective Date”), the Series’ secondary benchmark will change as follows:

Current Secondary Benchmark	New Secondary Benchmark
FTSE 3-Month Treasury Bill Index	ICE BofA US 3-Month Treasury Bill Index

Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

In the “Summary of Past Performance” section of the Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
	1 Year	5 Years	10 Years
Class S Shares
Return Before Taxes	4.08%	2.57%	2.43%
Return After Taxes on Distributions	2.27%	1.07%	1.17%
Return After Taxes on Distributions and Sale of Series Shares	2.40%	1.34%	1.32%
Class I Shares – Return Before Taxes	4.39%	2.81%	2.69%
Class W Shares – Return Before Taxes	4.85%	3.26%	2.85%
Indices: (reflect no deduction for fees, expenses, or taxes)
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
ICE BofA US 3-Month Treasury Bill Index[1]	5.25%	2.46%	1.77%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

[1]	On July 15, 2025, the Series’ secondary benchmark changed from the FTSE 3-Month Treasury Bill Index to the ICE BofA US 3-Month Treasury Bill Index. The Advisor considers the ICE BofA US 3-Month Treasury Bill Index an appropriate cash proxy that aligns with the strategy’s investment objective and is more widely used in the marketplace than the FTSE 3-Month Treasury Bill Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE